Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair Value Measurements
The following tables present information about our financial instruments that are measured at fair value on a recurring basis:

	As of December 31, 2025
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Government bonds included within short-term investments	$88,313	$—	$88,313	$—
Corporate bonds included within short-term investments	42,115	—	42,115	—
Derivative financial instruments included in prepaid expenses and other current assets	45	—	45	—
Total financial assets	$130,473	$—	$130,473	$—

Financial Liabilities:
Derivative financial instruments included in accrued expenses and other current liabilities	$261	$—	$261	$—
Total financial liabilities	$261	$—	$261	$—

	As of December 31, 2024
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Financial Assets:
Derivative financial instruments included in prepaid expenses and other current assets	$826	$—	$826	$—
Total financial assets	$826	$—	$826	$—
As of December 31, 2025 and 2024, we did not have any Level 3 financial instruments that are measured at fair value on a recurring basis.
We classify our derivative financial instruments and bonds within Level 2 of the fair value hierarchy because they are valued using inputs other than quoted prices which are directly or indirectly observable in the market, including readily-available pricing sources for the identical underlying security which may not be actively traded. Refer to Note 6 for more information regarding our derivative financial instruments.
Refer to Note 9 below for more information regarding the fair value of our indemnification guarantees.
Debt Securities
Short-term investments as of December 31, 2025 consisted of the following:

	As of December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Government bonds	$88,384	$—	$(71)	$88,313
Corporate bonds	42,122	—	(7)	42,115
Total short-term investments	$130,506	$—	$(78)	$130,428
The following table summarizes the estimated fair value of investments in available-for-sale marketable debt securities by effective contractual maturity dates:

As of December 31, 2025
Due in 1 year or less	$130,428
Total	$130,428
As of December 31, 2025, the unrealized losses related to short-term investments were not due to credit related losses. Therefore, we did not recognize an allowance for credit losses for our short-term investments. As of December 31, 2025, we did not have any available-for-sale debt securities that have been in a continuous loss position for more than twelve months.
There were no short-term investments as of December 31, 2024.